                           UNITED STATES
                 SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C. 20549

                             Form 13F

                        Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2010

Check here if Amendment [  ];     Amendment Number:___
 This Amendment(Check only one):      [  ] is a restatement
                                      [  ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:       Macquarie Bank Limited
Address:    1 Martin Place
            Sydney, NSW 2000, Australia

Form 13F File Number:  28-13122

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Dennis Leong
Title: Company Secretary
Phone: 61 2 8232 3273

Signature, Place, and Date of Signing

/s/ Dennis Leong         Sydney, Australia       May 11, 2010
------------------       -----------------       ------------
   [Signature]             [City, State]         [Date]

Report Type (Check only one):

[ ] 13F HOLDINGS REPORT. (check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings are reported in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
NO.   13F FILE #                  NAME
01    028-13120    Macquarie Group Limited